SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
SCHEDULE OF GRANT DATE FAIR VALUE OF PREFERRED INVESTMENT OPTIONS ISSUED TO INVESTORS

The grant date fair values of preferred investment options issued to Wainwright and preferred investment options issued to investors that were modified in the years ended December 31, 2023 and 2022 were estimated using the Black-Scholes valuation model with the following:

	For the Years Ended December 31,
	2023	2022
Expected volatility	101.31%-122.39%	87.96%
Risk-free interest	3.85%- 4.93%	4.25%
Dividend yield	-%	-%
Expected terms (years)	1.42-5	4.99

SUMMARY OF STOCK OPTION ACTIVITY

	For the Year Ended December 31, 2023
	Number of stock options	Weighted average exercise price

Outstanding as of December 31, 2022	1,507,137	$7.31
Granted	711,308	1.75
Forfeitures	(123,083)	5.78
Outstanding as of December 31, 2023	2,095,362	$5.51

Vested as of December 31, 2023	1,176,118	$7.74

	For the Year Ended December 31, 2022
	Number of stock options	Weighted average exercise price

Outstanding as of December 31, 2021	997,148	$8.48
Granted	530,822	5.14
Forfeitures	(20,833)	8.16
Outstanding as of December 31, 2022	1,507,137	$7.31

Vested as of December 31, 2022	899,609	$8.52

SCHEDULE OF STOCK OPTIONS OUTSTANDING

The stock options outstanding as of December 31, 2023 and December 31, 2022, summarized by exercise prices, are as follows:

Exercise price $	Stock options outstanding as of December 31, 2023	Stock options outstanding as of December 31, 2022	Weighted average remaining contractual life - years as of December 31, 2023	Weighted average remaining contractual life - years as of December 31, 2022	Stock options exercisable as of December 31, 2023	Stock options exercisable as of December 31, 2022
0.00-0.01	61,577	61,577	2.3	3.3	61,577	61,577
1.00-3.73	860,808	211,000	9.6	10	95,925	-
4.2-7.26	639,232	687,482	6.3	8.0	484,871	315,807
8.16-9.64	380,872	380,872	6.6	7.6	380,872	356,019
15.3-15.75	152,873	166,206	3.7	4.8	152,873	166,206
	2,095,362	1,507,137			1,176,118	899,609

SCHEDULE OF STOCK OPTIONS VALUATION ASSUMPTIONS

The grant date fair values of employee stock options granted in the years ended December 31, 2023 and 2022 were estimated using the Black-Scholes valuation model with the following:

	For the Years Ended December 31,
	2023	2022
Expected volatility	86.5%-98.2%	111.2%-161.7%
Risk-free interest	3.3%- 4.7%	1.7%- 3.7%
Dividend yield	-%	-%
Expected terms (years)	5.8	6.2

SCHEDULE OF WARRANTS OUTSTANDING

The remaining outstanding warrants and terms as of December 31, 2023 and 2022 are as follows:

Issuance date	Outstanding and exercisable as of December 31, 2023	Outstanding and exercisable as of December 31, 2022	Exercise Price			Exercisable Through
Series A (2013)	-	183		$2,754.00		April 9, 2023
Warrant to underwriters December 2019	-	45,643		$13.13		June 25, 2023
Warrant to underwriters December 2019	-	47,619		$13.13		June 27, 2023
Warrant to underwriters December 2019	-	45,045		$13.88		June 30, 2023
Series A October 2022	1,022,495	1,022,495		$2.20		October 25, 2027
Series B October 2022	-	1,022,495		$2.20		October 25, 2027
Prefunded warrants October 2022	-	240,000	$	(*	)	No limit
Warrant to underwriters October 2022	51,125	51,125		$6.11		October 21, 2027
Warrant to underwriters May 2023	32,778	-		$2.75		November 23, 2026
Warrant to underwriters May 2023	60,476	-		$2.75		November 24, 2026
Warrant to underwriters June 2023	35,088	-		$2.67		June 2, 2028
Warrant series C June 2023	350,878	-		$2.08		December 6, 2028
Warrant to underwriters June 2023	31,231	-		$4.06		June 28, 2028
Warrant series D June 2023	312,309	-		$3.19		December 28, 2028

(*)	Less than $0.01.